Investment Risks - ERShares Private-Public Crossover ETF	Oct. 28, 2026
Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results. Changing or unforeseen market dynamics could decrease the short-term or long-term effectiveness of the EF model.

Absence of Prior Active Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Prior Active Market Risk: Although the Shares are approved for listing on the Exchange, there can be no assurance that an active trading market will continue and be maintained for the Shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Large Shareholder Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk: The Fund has a majority shareholder and may experience adverse effects when this large shareholder purchases or redeems large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to transfer portfolio securities in connection with the redemption of Creation Units (defined below) at times when it would not otherwise do so, which may negatively impact the Fund. If the majority shareholder was to redeem all of its shares this could impact the ability of the Fund to continue its operations. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]
●	Common Stock Risk: Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Market and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

ADR and GDR Risk
Prospectus [Line Items]
Risk [Text Block]
●	ADR and GDR Risk: ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Early Closing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Early Closing Risk: An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell Shares on that day in the Secondary Market, although non-institutional investors may still be able to redeem their Shares directly to the Fund and institutional investors may redeem through Authorized Participants.

Exchange-Traded Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	Exchange-Traded Fund Risk: The Fund’s Shares may trade at a premium or discount to their NAV. Also, an active market for the Fund’s Shares may not develop and market trading may be halted if trading in one or more of the Fund’s underlying securities is halted.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Trading Price Risk
Prospectus [Line Items]
Risk [Text Block]
●	Trading Price Risk: Shares of the Fund may trade on the Exchange above or below (i.e., at a premium or discount to) their NAV. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all. In stressed market conditions, the market for a Fund’s Shares may become less liquid in response to deteriorating liquidity in markets for underlying portfolio holdings, which could lead to differences between the market price of the Fund’s shares and the underlying value of such Fund’s portfolio holdings.

Large Company Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Medium Sized Company Risk
Prospectus [Line Items]
Risk [Text Block]
●	Medium Sized Company Risk: The Fund invests in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Medium sized companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Asset Class Risk
Prospectus [Line Items]
Risk [Text Block]
●	Asset Class Risk: The returns from the types of securities in which the Fund invests may under-perform returns from the various general securities markets or different asset classes. This may cause the Fund to under-perform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better — or worse — than the general securities markets. In the past, these periods have lasted for as long as several years.

Issuer Risk
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk: The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Sector Risk
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector.

o	Consumer Discretionary Sector Risk: The Fund may invest significantly in companies in the consumer discretionary sector, and therefore will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the consumer discretionary sector. These companies may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending.

o	Consumer Staples Sector Risk: The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

o	Communications Services Sector Risk: The Fund may invest significantly in companies in the communications services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies.

o	Energy Sector Risk: Companies in the renewable energy sector may be adversely affected by fluctuations in energy prices and supply and demand of competing energy fuels. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their facilities.

o	Health Care Sector Risk: The Fund may invest significantly in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.

o	Industrial Sector Risk: The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and introduction of new products.

o	Technology Sector Risk: The Fund may invest significantly in companies in the information and other technology sectors, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments.

Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Hedging Risk
Prospectus [Line Items]
Risk [Text Block]
●	Hedging Risk: There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be cost effective. Options may expire worthless. If a security sold short increases in price, the Fund will have to cover its short position at a higher price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are potentially significant.

Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Convertible Preferred Stock [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Preferred Stock: The Fund may invest in convertible preferred stocks which allow the Fund to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends.

Growth Investing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Growth Investing Risk: If the Advisor’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk: Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk: Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Quantitative Investment Approach Risk
Prospectus [Line Items]
Risk [Text Block]
●	Quantitative Investment Approach Risk: The Fund utilizes a combined approach of quantitative and qualitative analysis. The Fund employs a number of quantitative filters in identifying a broad array of Entrepreneurial Companies using factors that are indicative of entrepreneurial behavior. After this quantitative analysis, the Fund performs fundamental analysis in determining its final stock selection. While the portfolio manager continuously reviews and refines, if necessary, his investment approach, there may be market conditions where the quantitative or qualitative investment approaches perform poorly.

Privately-Offered Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Privately-Offered Securities Risk: Privately-offered securities include those which are issued without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to Rule 144A or Regulation S under the 1933 Act, or Section 4(a)(2) of the 1933 Act. Privately-offered securities, which may include private funds, are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly-offered or exchange-traded securities, and may be subject to significant brokerage commissions. Limitations on resale may prevent the Fund from disposing of these securities at prices that reflect fair value. To the extent the Fund acquires privately-offered securities through a privately-offered special purpose vehicle (“SPV”) or other private fund vehicles, the Fund may also be subject to additional costs such as transaction fees, operating expenses, management and/or performance fees, capital gains taxes, and brokerage charges. These costs can materially impact both the price paid for the investment and the net returns, if any, generated. The Fund may not be able to influence the management of such private vehicles, and these vehicles may hold material amounts of cash while seeking investments. To the extent privately-offered securities exposure is achieved through a multi-layer structure, these risks may be increased. There cannot be any guarantee an SPV or other private fund will be successful. Private securities are not registered under the 1933 Act and SPVs and other private fund vehicles are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore the fund does not benefit from the regulatory protections of those acts when participating in such investments.

Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk: The Fund may invest in various derivatives. A derivative is a financial instrument which has a value that is based on — or “derived from” — the values of other assets, reference rates, or indexes. Derivatives may be subject to liquidity risk, counterparty risk, credit risk, leverage risk and market risk.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Swaps Risk
Prospectus [Line Items]
Risk [Text Block]
●	Swaps Risk: If the value of the specified security, index or other instrument tracked by a swap moves against the position held by the Fund, the Fund may be required to pay the dollar value of the decrease in value (or increase in value, for an inverse swap) to the counterparty. To the extent that the Fund utilizes total return swaps, such instruments will be considered illiquid by the Fund and the Fund will be required to segregate liquid assets under contractual obligations. Such segregation could limit the Fund’s investment flexibility or impact the Fund’s ability to meet current obligations, such as redemption requests from Authorized Participants.

Tax Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income and the diversification of its holdings. The investment by the Fund in derivatives, such as swaps, options and futures contracts, entails some risk that it might fail to satisfy the RIC diversification requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation the Fund uses, pursuant to which it would expect to be treated as satisfying the diversification requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of the Fund. In particular with respect to swaps, the consistent market practice has been to treat a swap’s in-the-money (or mark-to-market) value as its market value for diversification purposes, and the Fund follows such market practice. In the 1980s, however the Internal Revenue Service issued informal guidance that certain securities derivatives (such as options) should be valued at notional value, although there is no formal guidance from the Internal Revenue Service on such treatment. If the Fund was required to treat the notional value of its swaps as the market value, it may fail to meet the diversification requirements and, as a result, may fail to qualify as a RIC.

ESG Risk
Prospectus [Line Items]
Risk [Text Block]
●	ESG Risk: The portfolio manager considers ESG factors, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics carries the risk that the Fund may perform differently, including underperforming funds that do not utilize ESG criteria.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investors in the Fund may lose money.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk: The Fund’s portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.